INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS (Details 4) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2015 RUB
Revenues:
Total revenues	$ 820.4	RUB 59,792	RUB 50,767	RUB 39,502
Long-lived assets, net:
Total long-lived assets, net	506.8		30,321	14,466	RUB 36,931
Russia
Revenues:
Total revenues	750.4	54,688	46,242	36,814
Long-lived assets, net:
Total long-lived assets, net	324.3		21,115	11,998	23,636
Finland
Long-lived assets, net:
Total long-lived assets, net	152.6		6,481	638	11,115
US
Long-lived assets, net:
Total long-lived assets, net	15.2		1,002	841	1,109
Rest of the world
Revenues:
Total revenues	70.0	RUB 5,104	4,525	2,688
Rest of the world
Long-lived assets, net:
Total long-lived assets, net	$ 14.7		RUB 1,723	RUB 989	RUB 1,071